UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant's telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-01-2016 – 06-30-2017

Item 1.  Proxy Voting Record.

 Emerging Markets Debt

PACIFIC EXPLORATION & PRODUCTION CORPORATION Meeting Date: MAY 31, 2017 Record Date: APR 18, 2017 Meeting Type: ANNUAL
Ticker: PEN Security ID: 69423W889
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors at Six	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Russell Ford	Management	For	For
2.6	Elect Director Camilo Marulanda	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For

Global Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

International Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

 Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By (Signature and Title)*	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President

Date	August 21, 2017

*Print the name and title of each signing officer under his or her signature.